Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2015
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000711080
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 04, 2015
Document Effective Date	dei_DocumentEffectiveDate	May 04, 2015
Prospectus Date	rr_ProspectusDate	May 04, 2015
TOUCHSTONE SUSTAINABILITY AND IMPACT EQUITY FUND (Prospectus Summary) | TOUCHSTONE SUSTAINABILITY AND IMPACT EQUITY FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEQAX
TOUCHSTONE SUSTAINABILITY AND IMPACT EQUITY FUND (Prospectus Summary) | TOUCHSTONE SUSTAINABILITY AND IMPACT EQUITY FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEQBX
TOUCHSTONE SUSTAINABILITY AND IMPACT EQUITY FUND (Prospectus Summary) | TOUCHSTONE SUSTAINABILITY AND IMPACT EQUITY FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEQCX
TOUCHSTONE SUSTAINABILITY AND IMPACT EQUITY FUND (Prospectus Summary) | TOUCHSTONE SUSTAINABILITY AND IMPACT EQUITY FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIQIX
TOUCHSTONE SUSTAINABILITY AND IMPACT EQUITY FUND (Prospectus Summary) | TOUCHSTONE SUSTAINABILITY AND IMPACT EQUITY FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TROCX